UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund:	Bullfinch Fund, Inc.

Fund Address:	3909 Rush Mendon Road
Mendon, New York 14506

Name and address of agent for service:	Christopher Carosa, President,
Bullfinch Fund, Inc., 3909 Rush Mendon Road,
Mendon, New York 14506
Mailing address: 3909 Rush Mendon Road
Mendon, New York 14506

Registrant’s telephone number, including area code: (585) 624-3650

Date of fiscal year end: 10/31/25

Date of reporting period: 11/01/24 - 4/30/25

Item 1. Reports to Stockholders.

Bullfinch Fund Unrestricted Series	Semi-Annual Shareholder Report
BUNRX	April 30, 2025

This semi-annual shareholder report contains important information about the Bullfinch Fund Unrestricted Series - BUNRX for the period November 1, 2024, to April 30, 2025, as well as certain changes to the Fund.

You can obtain additional information, including the April 2025 Semi-Annual Report, by contacting us at 1-888-285-5346 or visiting our website at https://www.bullfinchfund.com/.

What were the Fund costs for the six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unrestricted Series	$69.62	1.42%

* Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

Dear Shareholders,

Our Bullfinch Fund Unrestricted Series (BUNRX) had a negative return of 3.89% in the first 6 months ending April 30, 2025. While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which declined 9.40% during the same period. I’m optimistic about our current portfolio as the first few months of 2025 have seen investors favor value stocks.

Rest assured, my wife and I have been owners since inception and willfully continue to purchase shares. Together, we currently own 4.95% of BUNRX.

During the last six months, I made the following changes to our portfolio:

Sold: Medtronic PLC, Viatris Inc., Xperi Inc.

Bought: ACM Research Inc., Core Laboratories Inc., and YETI Holdings Inc.

These changes capitalized on market overreaction to the fears associated with the new tariff policy. Our fundamental analysis indicates that these trades have enhanced our upside potential and mitigated our downside risk in the overall portfolio. To view the additional portfolio information, please visit our website to read our Semi-Annual Report dated April 30, 2025.

It remains my honor to work for you and to invest alongside you.

Sincerely,

Christopher Carosa

Key Fund Statistics
Net Assets:	$11,001,881
Number of Portfolio Holdings:	36
Portfolio Turnover:	0.71%

Asset Allocation
Aerospace	$235,224	1.99%
Building & Related 320,258	2.71
Commercial Services	698,820	5.92
Computers – Hardware	218,243	1.85
Computers – Networking	617,711	5.23
Computers – Software	1,581,698	13.39
Consumer Nondurables	105,586	0.89
Electrical Equipment	323,974	2.74
Electronics Components	401,765	3.40
Foods & Beverages	411,521	3.48
Industrial Services	208,829	1.77
Insurance	785,690	6.65
Leisure & Recreational	318,333	2.70
Machinery	438,731	3.72
Media	105,250	0.89
Medical Products & Supplies	893,616	7.57
Oil & Related	410,915	3.48
Real Estate & Related	274,976	2.33
Restaurants/Food Service	342,720	2.90
Retail- General	320,891	2.72
Retail – Specialty	259,625	2.20
Semiconductors	209,532	1.77
Steel	374,699	3.17
Telecommunications	163,022	1.38
Tobacco Products	434,112	3.68
Utilities – Natural Resources	546,140	4.62
Money Market Fund	627,579	5.31
Cash	181,704	1.54
Total Asset	$11,811,164	100.00%

How has the Fund changed?

There have been no changes or planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.bullfinchfund.com or upon request by calling (888) 285-5346.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants.

Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would prefer that your Bullfinch Fund documents not be householded, please contact Bullfinch Fund at 1-888-285-5346. Your instructions will typically be effective within 30 days of receipt by Bullfinch Fund.

Availability of Additional Information about the Fund

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.bullfinchfund.com/ or contact us at 1-888-285-5346.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our shareholder letters contained within previous Annual and Semi-Reports, available at https://www.bullfinchfund.com/

Bullfinch Fund Greater Western New York Series	Semi-Annual Shareholder Report
BWNYX	April 30, 2025

This semi-annual shareholder report contains important information about the Bullfinch Fund Western New York Series - BWNYX for the period November 1, 2024, to April 30, 2025, as well as certain changes to the Fund.

You can obtain additional information, including the April 2025 Semi-Annual Report, by contacting us at 1-888-285-5346 or visiting our website at https://www.bullfinchfund.com/.

What were the Fund costs for the six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Greater Western New York Series	$74.57	1.54%

* Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Management’s Discussion of Fund Performance

Dear Shareholders,

Our Bullfinch Fund Greater Western New Series (BWNYX) had a negative return of 6.32% in the first 6 months ending April 30, 2025. While past performance does not guarantee future results, I am pleased to note that this Series outperformed its comparative index (the Value Line Geometric Index), which declined 9.40% during the same period.

As always, this Series experiences more volatility than our Unrestricted Series. Still, our current portfolio continues to excite me for this reason. As with the Unrestricted Series, my wife and I have been owners since inception and willfully continue to purchase shares. Together, we currently own 19.60% of BWNYX.

Given the nature of the Series, which by prospectus is required to invest at least 80% of the assets in firms with a significant economic interest in the 17 westernmost counties in the State of New York, we can’t expect to see much turnover in the portfolio.

To view the additional portfolio information, please visit our website to read our Semi-Annual Report dated April 30, 2025.

It remains my honor to work for you and to invest alongside you.

Sincerely,

Christopher Carosa

Key Fund Statistics
Net Assets:	$2,316,828
Number of Portfolio Holdings:	34
Portfolio Turnover:	0.00%

Asset Allocation
Aerospace	$313,848	11.17%
Airlines	29,358	1.04
Automotive	21,607	0.77
Banking & Finance	225,844	8.04
Commercial Services	143,442	5.11
Computers – Software	126,648	4.51
Consumer Nondurables	17,417	0.62
Electrical Equipment	175,588	6.25
Electronics Components	243,412	8.66
Environmental Services	101,676	3.62
Foods & Beverages	75,016	2.67
Industrial Materials	1,066	0.04
Instruments	27,976	1.00
Machinery	1,485	0.05
Medical Products & Supplies	213,237	7.59
Metal Fabrication & Hardware	42,672	1.52
Office Equipment	1,544	0.05
Real Estate & Related	117,949	4.20
Restaurants/Food Service	78,540	2.79
Retail – Specialty	40,026	1.42
Steel	105,900	3.77
Telecommunications	30,842	1.10
Utilities – Natural Resources	181,735	6.47
Money Market Fund	324,202	11.54
Schwab Bank	168,462	6.00
Total Assets	$2,809,492	100.00%

How has the Fund changed?

There have been no changes or planned changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.bullfinchfund.com or upon request by calling (888) 285-5346.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with accountants.

Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would prefer that your Bullfinch Fund documents not be householded, please contact Bullfinch Fund at 1-888-285-5346. Your instructions will typically be effective within 30 days of receipt by Bullfinch Fund.

Availability of Additional Information about the Fund

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.bullfinchfund.com/ or contact us at 1-888-285-5346.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our shareholder letters contained within previous Annual and Semi-Reports, available at https://www.bullfinchfund.com/

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

BULLFINCH FUND, INC.

3909 Rush Mendon Road

Mendon, New York 14506

(585) 624-3150

1-888-BULLFINCH

(1-888-285-5346)

Semi-Annual Report

April 30, 2025

(Unaudited)

Bullfinch Fund, Inc.

Table of Contents

Management’s Discussion of Fund Performance (Unaudited)	3

Performance Summary (Unaudited)	4

Unrestricted Series (A Series within Bullfinch Fund, Inc.):

Statement of Assets and Liabilities April 30, 2025 (Unaudited)	6

Schedule of Investments in Securities April 30, 2025 (Unaudited)	7-8

Statement of Operations for the Six Months ended April 30, 2025 (Unaudited)	10

Statements of Changes in Net Assets for the Six Months Ended April 30, 2025 (Unaudited) and Year Ended October 31, 2024	11

Financial Highlights (Per Share Data for a Share Outstanding) for the Six Months Ended April 30, 2025 (Unaudited) and the Years Ended October 31, 2024, 2023, 2022, 2021 and 2020	12

Financial Highlights (Ratios and Supplemental Data) for the Six Months Ended April 30, 2025 (Unaudited) and the Years Ended October 31, 2024, 2023, 2022, 2021 and 2020	13

Notes to Financial Statements April 30, 2025 (Unaudited)	14-15

Greater Western New York Series (A Series within Bullfinch Fund, Inc.):

Statement of Assets and Liabilities April 30, 2025 (Unaudited)	17

Schedule of Investments in Securities April 30, 2025 (Unaudited)	18-19

Statement of Operations for the Six Months ended April 30, 2025 (Unaudited)	21

Statements of Changes in Net Assets for the Six Months Ended April 30, 2025 (Unaudited) and Year Ended October 31, 2024	22

Financial Highlights (Per Share Data for a Share Outstanding) for the Six Months Ended April 30, 2025 (Unaudited) and the Years Ended October 31, 2024, 2023, 2022, 2021 and 2020	23

Financial Highlights (Ratios and Supplemental Data) for the Six Months Ended April 30, 2025 (Unaudited) and the Years Ended October 31, 2024, 2023, 2022, 2021 and 2020	24

Notes to Financial Statements April 30, 2025 (Unaudited)	25-26

2

Management’s Discussion of Fund Performance (Unaudited)

June 25, 2025

Dear Fellow Shareholders:

We are very proud to present the April 30, 2025 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

The markets have been whipsawed by alarmist headlines that seem reasonable from a superficial standpoint but then appear to be nothing more than “the sky is falling” political rhetoric. As value investors, we actually like it when stock prices suffer from knee-jerk emotional behavior. Why? Because as long as the accounting fundamentals remain solid, those lower prices represent potential buying opportunities.

This is precisely what happened in the early part of 2025. An overreaction to the current administration’s tariff policy sent the market reeling. With new economic data proving the impact of the temporary tariffs was minimal, it’s reasonable to conclude that economists and market analysts misinterpreted the intent of the policy. Rather than using tariffs as a form of economic strategy, they’ve been used as just another asset in broader geopolitical negotiations.

In the Unrestricted Series, the top-performing stocks included Arthur J. Gallagher & Co., CVS Health Corp., and Paychex, Inc. Among the laggards were Zumiez, Xperi Inc., and Meritage Homes Corporation. As you might expect in a falling market, more than half of the stocks experienced negative returns for the last six months.

For the past six months in the Greater Western New York Series, Astronics, Inc., National Fuel Gas Co., and CVS Health Corp. led the way. Columbus McKinnon Corp., Ultralife Corp., and Monro Inc. gave back the most during this period. As with the Unrestricted Series, more than half of the stocks experienced negative returns for the last six months.

Going forward, there’s no reason to expect those alarmist headlines to fade away anytime soon. On the other hand, don’t be surprised if the markets increasingly view them as just another “boy who cried wolf” scenario. This will be especially true as long as the economic data remains positive.

The Fed stands out as a wild card in this. With inflation petering out, one would expect rates to fall. As long as they stay artificially high, the cost of capital will stay high. That could become a burden on the economy.

It’s useful to remember that we are long-term investors. That means the short-term volatility means nothing. What matters is the financial numbers of each individual company. These drive the target buy and sell prices. The only thing a fluctuating market does, therefore, is present buying and selling opportunities.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,

Christopher Carosa, CTFA

President

Bullfinch Fund, Inc.

3

BULLFINCH FUND, INC.

PERFORMANCE SUMMARY (UNAUDITED)

The graph below represents the changes in value for an initial $10,000 investment in the Bullfinch Fund (the “Fund”) from 10/31/14 to 4/30/25. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states “The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called ‘multi-cap’ market because it includes large-cap, mid cap, and small-cap stocks alike.” The Fund feels it is an appropriate benchmark because the Fund’s portfolios are multi-cap portfolios. The Fund’s returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Bullfinch Fund, Inc.	Value Line	Bullfinch Fund, Inc.	Value Line
Unrestricted Series (Solid) vs. Geometric Index (Dashed)		Greater WNY Series (Solid) vs. Geometric Index (Dashed)

Year ending 10/14 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 4/25		Year ending 10/14 10/15 10/16 10/17 10/18 10/19 10/20 10/21 10/22 10/23 10/24 4/25

Annualized Returns Ending	Bullfinch Fund Inc. Unrestricted	Value Line	Annualized Returns Ending	Bullfinch Fund Inc. Greater WNY	Value Line Geometric
4/30/2025	Series	Geometric Index	4/30/2025	Series	Index

One – Year	+4.10%	-4.64%	One – Year	+0.38%	-4.64%
Five – Year	+8.82%	+5.83%	Five – Year	+7.39%	+5.83%
Ten – Year	+6.30%	+0.76%	Ten – Year	+3.99%	+0.76%

4

UNRESTRICTED SERIES

(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF

April 30, 2025

(UNAUDITED)

5

UNRESTRICTED SERIES

(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2025 (UNAUDITED)

ASSETS

Investments in Securities, at Fair Value, Identified Cost of $5,647,079	$11,001,881

Cash & Cash Equivalents	809,283

Accrued Interest and Dividends	14,972

Prepaid Expenses	4,617

Total Assets	11,830,753

LIABILITIES

Accrued Expenses	19,902

Due to Investment Adviser	9,730

Total Liabilities	29,632

NET ASSETS

Net Assets at April 30, 2025	$11,801,121

COMPOSITION OF NET ASSETS

Net capital paid in on shares of capital stock	$11,754,167

Total Distributable Earnings	46,954

Net Assets (Equivalent to $24.43 per share based on 483,040.512 shares issued and outstanding)	$11,801,121

The accompanying notes are an integral part of these financial statements.

6

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2025 (UNAUDITED)

	Shares	Historical Cost	Fair Value
Level 1 - Common Stocks – 93.15%
*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY
Computers - Software – 13.39%
Adobe Inc.*	1,100	$28,660	$412,478
Microsoft Corp. 1,000	22,076	395,260
Oracle Corp.	5,500	56,122	773,960
	106,858	1,581,698

Medical Products and Supplies - 7.57%
Bristol-Myers Squibb Co. 7,100 359,371 356,420
Edwards Lifesciences Corp.* 3,300 52,806 249,117
Johnson & Johnson	1,843	104,985	288,079
		517,162	893,616
Insurance – 6.65%
Arthur J. Gallagher & Co.	2,450	56,880	785,690

Commercial Services - 5.92%
Paychex, Inc.	4,750	130,496	698,820

Computers - Networking - 5.23%
Cisco Systems, Inc.	10,700	160,237	617,711

Utilities – Natural Resources – 4.62%
Consolidated Water Co. Ltd.	23,500	276,520	546,140

Machinery – 3.72%
Flowserve Corp.	9,700	352,263	438,731

Tobacco Products – 3.68%
Universal Corp.	7,450	297,131	434,112

Foods & Beverages – 3.48%
Fresh Del Monte Produce Inc.	12,100	341,779	411,521

Oil & Related – 3.48%
Core Laboratories Inc.	14,500	164,833	164,865
Schlumberger Ltd.	7,400	351,320	246,050
		516,153	410,915

Electronics Components - 3.40%
Avnet, Inc.	8,550	340,527	401,765

Steel – 3.17%
Reliance Inc.	1,300	100,031	374,699

Restaurants/Food Service – 2.90%
Sysco Corp.	4,800	348,962	342,720

Electrical Equipment - 2.74%
Corning Inc.	7,300	66,773	323,974

7

		Historical	Fair
	Shares	Cost	Value
Level 1 - Common Stocks – 93.15%
Retail - General – 2.72%
Amazon.com Inc.*	1,740	$159,645	$320,891

Building & Related – 2.71%
Meritage Homes Corp.	4,700	99,016	320,258

Leisure & Recreational - 2.70%
YETI Holdings, Inc.*	11,150	338,655	318,333

Real Estate & Related – 2.33%
Crown Castle Inc.	2,600	324,728	274,976

Retail – Specialty – 2.20%
CVS Health Corp.	3,050	170,752	203,465
Zumiez Inc.*	4,800	105,530	56,160
		276,282	259,625
Aerospace – 1.99%
AAR Corporation*	4,400	83,191	235,224

Computers - Hardware –1.85%
SanDisk Corp*	1,333	44,235	42,803
Western Digital Corp.	4,000	143,289	175,440
		187,524	218,243
Semiconductors - 1.77%
ACM Research, Inc*	5,600	98,643	109,032
Intel Corp.*	5,000	85,565	100,500
		184,208	209,532
Industrial Services – 1.77%
Expeditors Int’l Washington	1,900	61,567	208,829

Telecommunications – 1.38%
Verizon Communications Inc.	3,700	180,520	163,022

Consumer Nondurables - 0.89%
Kenvue Inc.	4,474	31,729	105,586

Media - 0.89%
Adeia Inc.	8,550	108,242	105,250

Total Investments in Common Stocks		5,647,079	11,001,881

Level 1 – Cash & Equivalents –6.85%
Schwab US Treasury Money Ultra – 5.31%		627,579	627,579
Interest Rate 4.11%

Schwab Bank - 1.54%		181,704	181,704
Bank Sweep Interest Rate .05%

Total Cash & Cash Equivalents		809,283	809,283
Total Invested Assets		$6,456,362	$11,811,164

The accompanying notes are an integral part of these financial statements.

8

UNRESTRICTED SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2025 (UNAUDITED)

Table of Industries

Industry	Fair Value	Percent

Aerospace	$235,224	1.99%
Building & Related	320,258	2.71
Commercial Services	698,820	5.92
Computers – Hardware	218,243	1.85
Computers – Networking	617,711	5.23
Computers – Software	1,581,698	13.39
Consumer Nondurables	105,586	0.89
Electrical Equipment	323,974	2.74
Electronics Components	401,765	3.40
Foods & Beverages	411,521	3.48
Industrial Services	208,829	1.77
Insurance	785,690	6.65
Leisure & Recreational	318,333	2.70
Machinery	438,731	3.72
Media	105,250	0.89
Medical Products & Supplies	893,616	7.57
Oil & Related	410,915	3.48
Real Estate & Related	274,976	2.33
Restaurants/Food Service	342,720	2.90
Retail- General	320,891	2.72
Retail – Specialty	259,625	2.20
Semiconductors	209,532	1.77
Steel	374,699	3.17
Telecommunications	163,022	1.38
Tobacco Products	434,112	3.68
Utilities – Natural Resources	546,140	4.62
Total Equities	11,001,881	93.15

Cash & Cash Equivalents

Schwab US Treasury Money Ultra	627,579	5.31
(Interest Rate 4.11%)

Schwab Bank	181,704	1.54
(Bank Sweep Interest Rate .05%)

Total Invested Assets	$11,811,164	100.00%

The accompanying notes are an integral part of these financial statements.

9

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)

INVESTMENT INCOME:
Dividend and Interest Income	$134,746
EXPENSES:
Investment Adviser Fees	62,945
Legal and Professional	15,465
Insurance	4,304
Dues & Subscriptions	2,074
Registration Fees	1,525
Director Fees	1,200
State Income Taxes	175
Telephone	80
Licenses & Permits	24
Total expenses	87,792
Net investment income	46,954
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from securities transactions	(108,029)
Net change in unrealized depreciation of investments	(415,631)
Net loss on investments	(523,660)
CHANGE IN NET ASSETS FROM OPERATIONS	$(476,706)

10

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30,	October 31,
	2025*	2024
CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,954	$116,354
Net realized loss from securities transactions	(108,029)	(77)
Net change in unrealized(depreciation) appreciation of investments	(415,631)	1,454,384
Change in net assets from operations	(476,706)	1,570,661

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of capital gains	0	(1,037,806)
Distribution of ordinary income	(116,360)	(105,286)
Decrease in net assets from distributions to shareholders	(116,360)	(1,143,092)

CAPITAL SHARE TRANSACTIONS:
Shares Sold	99,746	209,160
Reinvestment of distributions to shareholders	116,360	1,143,092
Shares Redeemed	(178,052)	(276,380)
Increase in net assets from capital share transactions	38,054	1,075,872
TOTAL (DECREASE) INCREASE IN NET ASSETS	(555,012)	1,503,441

NET ASSETS:
Beginning of period	12,356,133	10,852,692
End of period	$11,801,121	$12,356,133

*Unaudited

The accompanying notes are an integral part of these financial statements.

11

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(PER SHARE DATA FOR A SHARE OUTSTANDING)

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025*	2024	2023	2022	2021	2020

NET ASSET VALUE, beginning of period	$25.66	$24.76	$23.47	$25.85	$19.88	$21.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.10	0.24	0.24	(0.01)	(0.01)	0.04
Net gain (loss) on investments both realized and unrealized	(1.09)	3.27	2.33	(2.37)	6.03	(1.24)
Total income (loss) from investment operations	(0.99)	3.51	2.57	(2.38)	6.02	(1.20)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distribution of ordinary income	(0.24)	(0.24)	(0.03) 0	.00	(0.04)	(0.12)
Distribution of net realized capital gains	0.00	(2.37)	(1.25)	0.00	(0.01)	0.00
Total Distributions to Shareholders	(0.24)	(2.61)	(1.28)	0.00	(0.05)	(0.12)

NET ASSET VALUE, end of period	$24.43	$25.66	$24.76	$23.47	$25.85	$19.88

NET ASSETS**, end of period	$11,801,121	$12,356,133	$10,852,692	$11,341,882	$12,426,192	$10,000,845

*Unaudited

**Rounded

12

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(RATIOS AND SUPPLEMENTAL DATA)

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2025*		2024	2023	2022	2021	2020

RATIO OF EXPENSES TO AVERAGE
NET ASSETS**	0.71	%***	1.40%	1.40%	1.36%	1.37%	1.43%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS**	0.38	%***	0.98%	0.94%	(0.02)%	(0.02)%	0.22%

PORTFOLIO TURNOVER RATE**	0.71	%***	0.00%	15.30%	2.86%	0.71%	5.94%

TOTAL RETURN	(3.89)%		14.49%	11.55%	(9.24)%	30.34%	(5.71)%

*Unaudited

**Per share amounts calculated using the average shares method

***The ratios presented were calculated using operating data for the six-month period from November 1, 2024 to April 30, 2025.

The accompanying notes are an integral part of these financial highlights.

13

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2025 (UNAUDITED)

NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the “Series”) is a series within the Bullfinch Fund, Inc. (the “Fund”), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company. The Fund offers two series of common stock. In addition to the Unrestricted Series, the Fund also offers the Greater Western New York Series.

The investment objective of the Series is to seek conservative long-term growth in capital. The investment adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (‘ASC”) 946, Financial Services – Investment Companies.

Fair Value Measurements – FASB ASC 820-10, Fair Value Measurement, establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Cash Equivalents- Cash consists of amounts deposited in a bank sweep account that is federally insured and a money market fund that is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50, Fair Value Measurement. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 4/30/25
LEVEL 1
COMMON STOCKS	$11,001,881
CASH & CASH EQUIVALENTS	809,283
TOTALS BY LEVEL	$11,881,164

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the U.S. Securities and Exchange Commission or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the investment adviser. In performing its fair value pricing, the investment adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the investment adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Series Allocations – Most expenses of the fund are either separately billed to each series or allocated under the Board of Directors approved allocation of expenses.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The Series’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitation which is generally three years after the filing of the tax return.

Distributions to Shareholders – The Series distributes to its shareholders any ordinary income and net realized capital gains at least once each year. The amount of such distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders of ordinary income from dividends are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of the Series during the 6 months ended April 30, 2025 and during the year ended October 31, 2024 was as follows:

The Series made a distribution of its ordinary income of $116,360 to its shareholders on December 27, 2024, in the form of stock dividends equal to 4,482.283 shares of stock.. The Series made a distribution of its ordinary income of $105,286 to its shareholders on December 26, 2023, in the form of stock dividends equal to 4,219.874 shares of stock. The Series made a distribution of its short term capital gains of $8,533 to its shareholders on December 26, 2023, in the form of stock dividends equal to 342.007 shares of stock. The Series made a distribution of its long term capital gains of $1,029,273 to its shareholders on December 26, 2023, in the form of stock dividends equal to 41,253.403 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Series may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

14

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

Subsequent Events - In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

NOTE C – INVESTMENTS

For the six months ended April 30, 2025, the Series purchased $602,131 of common stock. During the same period, the Series redeemed $88,219 of common stock.

At April 30, 2025, the tax basis components of unrealized appreciation were as follows: the gross unrealized appreciation for all securities totaled $5,635,086 and the gross unrealized depreciation for all securities totaled $280,284 or a net unrealized appreciation of $5,354,802. The aggregate cost of securities for federal income tax purposes at April 30, 2025 was $5,647,079.

NOTE D – RELATED PARTY TRANSACTIONS

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund’s Board of Directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund’s Board of Directors, is responsible for the day-to-day management of the Fund’s portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees are reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the six months ended April 30, 2025, the Fund paid investment adviser fees of $62,945.

As of April 30, 2025, the Fund had $9,730 included in liabilities, as owed to Carosa Stanton Asset Management, LLC.

Certain officers of the Fund are also officers of Carosa Stanton Asset Management, LLC.

NOTE E – REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per quarter. They may be reimbursed for travel expenses.

NOTE F – COMMITMENTS AND CONTINGENCIES

The Series indemnifies the Fund’s officers and the Board of Directors for certain liabilities that might arise from their performance of their duties to the Series. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience, the Fund expects the risk of loss to be remote.

NOTE G - RISKS AND UNCERTAINTIES

In the normal course of business, the Series invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the valuation of Series of the Fund.

NOTE H- CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. These shares are issued under either of the two series of the Fund. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

	Shares	Amount

Balance at October 31, 2023	438,269.736	$5,969,064

Shares sold during 2024	8,547.392	209,160
Shares redeemed during 2024	(11,130.641)	(276,380)
Reinvestment of Distributions, December 26, 2023	45,815.284	1,143,092
Balance at October 31, 2024	481,501.771	$7,044,936

Shares sold during period	3,851.475	99,746
Shares redeemed during period	(6,795.017)	(178,052)
Reinvestment of Distributions, December 27, 2024	4,482.283	116,360
Balance at April 30, 2025	483,040.512	$7,082,990

15

GREATER WESTERN NEW YORK SERIES

(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF

April 30, 2025

(UNAUDITED

16

GREATER WESTERN NEW YORK SERIES

(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2025 (UNAUDITED)

ASSETS

Investments in Securities, at Fair Value, Identified Cost of $961,831	$2,316,828

Cash and Cash Equivalents	492,664

Accrued Interest and Dividends	1,994

Prepaid Expenses	671

Total Assets	2,812,157

LIABILITIES

Accrued Expenses	4,003

Due to Investment Adviser	2,462

Total Liabilities	6,465

NET ASSETS

Net Assets at April 30, 2025	$2,805,692

COMPOSITION OF NET ASSETS

Net capital paid in on shares of capital stock	$2,796,776

Total Distributable Earnings	8,916

Net Assets (Equivalent to $25.69 per share based on 109,219.744 shares issued and outstanding)	$2,805,692

The accompanying notes are an integral part of these financial statements.

17

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2025 (UNAUDITED)

		Historical	Fair
	Shares	Cost	Value
Level 1 Common Stocks – 82.46%

*ASTERISK DENOTES A NON INCOME PRODUCING SECURITY
Aerospace - 11.17%
L3Harris Technologies Inc.	500	$24,989	$110,010
Moog, Inc. Class A	637	15,976	106,538
Northrop Grumman Corp.	200	2,294	97,300
		43,259	313,848

Electronics Components – 8.66%
Astronics Corp.*	7,000	40,691	158,830
Avnet, Inc.	1,800	71,690	84,582
		112,381	243,412

Banking & Finance – 8.04%
Citigroup Inc.	1,600	73,288	109,408
Community Financial System Inc.	1,200	23,452	65,508
M&T Bank Corp.	300	29,839	50,928
	126,579	225,844

Medical Products & Supplies – 7.59%
Bristol-Myers Squibb Co.	1,150	29,276	57,730
Integer Holdings Corp*	850	17,417	107,364
Johnson & Johnson	308	17,415	48,143
		64,108	213,237

Utilities - Natural Resources - 6.47%
FirstEnergy Corp.	2,000	70,142	85,760
National Fuel Gas Co.	1,250	50,833	95,975
		120,975	181,735
Electrical Equipment - 6.25%
Corning, Inc.	2,200	26,502	97,636
Ultralife Corp.*	17,400	65,037	77,952
		91,539	175,588

Commercial Services – 5.11%
Paychex, Inc.	975	25,852	143,442

Computers - Software – 4.51%
Oracle Corp.	900	12,070	126,648

Real Estate & Related - 4.20%
Extra Space Storage Inc .	805	20,859	117,949

Steel – 3.77%
Gilbraltar Industries Inc.*	2,000	25,111	105,900

Environmental Services – 3.62%
Enviri Corp.*	14,800	72,649	101,676

18

		Historical	Fair
	Shares	Cost	Value
Level 1 Common Stocks – 82.46%

Restaurants/Food Service - 2.79%
Sysco Corp.	1,100	$79,970	$78,540

Foods & Beverages – 2.67%
Constellation Brands, Inc.	400	2,509	75,016

Metal Fabrication & Hardware – 1.52%
Graham Corp.*	1,400	15,140	42,672

Retail - Specialty – 1.42%
CVS Health Corp.	600	33,591	40,026

Telecommunications - 1.10%
Verizon Communications Inc.	700	34,210	30,842

Airlines - 1.04%
Southwest Airlines Co.	1,050	19,813	29,358

Instruments – 1.00%
Taylor Devices Inc.*	877	4,394	27,976

Automotive – 0.77%
Monro Inc.	1,550	35,604	21,607

Consumer Nondurables - 0.62%
Kenvue Inc.	738	5,195	17,417

Office Equipment – 0.05%
Xerox Holdings Corp	350	12,742	1,544

Machinery – 0.05%
Columbus McKinnon Corp.	100	2,344	1,485

Industrial Materials - 0.04%
Servotronics, Inc. *	100	937	1,066

Total Investments in Securities		961,831	2,316,828

Level 1 – Cash & Equivalents – 17.54%
Schwab US Treasury Money Investor – 11.54%		324,202	324,202
Interest Rate 3.96%

Schwab Bank - 6.00%		168,462	168,462
Bank Sweep Interest Rate .05%

Total Cash & Equivalents		492,664	492,664

Total Invested Assets		$1,454,495	$2,809,492

The accompanying notes are an integral part of these financial statements.

19

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2025 (UNAUDITED)

Table of Industries

Industry	Fair Value	Percent

Aerospace	$313,848	11.17%
Airlines	29,358	1.04
Automotive	21,607	0.77
Banking & Finance	225,844	8.04
Commercial Services	143,442	5.11
Computers – Software	126,648	4.51
Consumer Nondurables	17,417	0.62
Electrical Equipment	175,588	6.25
Electronics Components	243,412	8.66
Environmental Services	101,676	3.62
Foods & Beverages	75,016	2.67
Industrial Materials	1,066	0.04
Instruments	27,976	1.00
Machinery	1,485	0.05
Medical Products & Supplies	213,237	7.59
Metal Fabrication & Hardware	42,672	1.52
Office Equipment	1,544	0.05
Real Estate & Related	117,949	4.20
Restaurants/Food Service	78,540	2.79
Retail – Specialty	40,026	1.42
Steel	105,900	3.77
Telecommunications	30,842	1.10
Utilities – Natural Resources	181,735	6.47
Total Equities	2,316,828	82.46%

Cash & Cash Equivalents

Schwab US Treasury Money Investor	324,202	11.54
(Interest Rate 3.96%)

Schwab Bank	168,462	6.00
(Bank Sweep Interest Rate .05%)

Total Invested Assets	$2,809,492	100.00%

The accompanying notes are an integral part of these financial statements.

20

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF OPERATIONS FOR THE YEAR ENDED APRIL 30, 2025 (UNAUDITED)

INVESTMENT INCOME:
Dividend and Interest Income	$31,248
EXPENSES:
Investment Adviser Fees	15,733
Legal and Professional	1,965
Registration Fees	1,525
Dues and Subscriptions	1,274
Director Fees	1,200
Insurance	478
State Taxes	175
Telephone	80
Licenses & Permits	24
Total expenses	22,454
Net investment income	8,794
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from securities transactions	122
Net change in unrealized depreciation of investments	(196,667)
Net loss on investments	(196,545)
CHANGE IN NET ASSETS FROM OPERATIONS	$(187,751)

21

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30,	October 31,
	2025*	2024
CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,794	$16,523
Net realized gain (loss) from securities transactions	122	(42,839)
Net change in unrealized(depreciation) appreciation of investments	(196,667)	618,095
Change in net assets from operations	(187,751)	591,779

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution of capital gains	0	0
Distribution of ordinary income	(16,523)	(17,382)
Decrease in net assets from distributions to shareholders	(16,523)	(17,382)

CAPITAL SHARE TRANSACTIONS:
Shares Sold	60,191	37,242
Reinvestment of distributions to shareholders	16,523	17,382
Shares Redeemed	(23,384)	(19,889)
Increase in net assets from capital share transactions	53,330	34,735
TOTAL (DECREASE) INCREASE IN NET ASSETS	(150,944)	609,132

NET ASSETS:
Beginning of period	2,956,636	2,347,504
End of period	$2,805,692	$2,956,636

*Unaudited

The accompanying notes are an integral part of these financial statements.

22

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS (PER SHARE DATA FOR A SHARE OUTSTANDING)

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	October 31,	October 31,	October 31,	October 31,	October 31,
	2025*	2024	2023	2022	2021	2020

NET ASSET VALUE, beginning of period	$27.58	$22.18	$23.78	$25.09	$20.16	$23.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.08	0.15	0.16	0.00	(0.05)	0.01
Net gain (loss) on investments both realized and unrealized	(1.82)	5.41	(1.34)	(0.67)	6.28	(3.10)
Total income (loss) from investment operations	(1.74)	5.56	(1.18)	(0.67)	6.23	(3.09)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distribution of ordinary income	(0.15)	(0.16)	(0.02)	0.00	(0.01)	(0.03)
Distribution of net realized capital gains	0.00	0.00	(0.40)	(0.64)	(1.29)	0.00
Total Distributions to Shareholders	(0.15)	(0.16)	(0.42)	(0.64)	(1.30)	(0.03)

NET ASSET VALUE, end of period	$25.69	$27.58	$22.18	$23.78	$25.09	$20.16

NET ASSETS**, end of period	$2,805,692	$2,956,636	$2,347,504	$2,423,219	$2,457,931	$1,844,090

*Unaudited

**Rounded

23

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

FINANCIAL HIGHLIGHTS

(RATIOS AND SUPPLEMENTAL DATA)

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2025*		2024	2023	2022	2021	2020

RATIO OF EXPENSES TO AVERAGE
NET ASSETS**	0.77	%***	1.43%	1.44%	1.44%	1.52%	1.54%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS**	0.30	%***	0.59%	0.71%	(0.01)%	(0.22)%	0.03%

PORTFOLIO TURNOVER RATE**	0.00	%***	0.00%	0.94%	10.00%	0.00%	5.61%

TOTAL RETURN	(6.32)%		25.16%	(4.97)%	(2.81)%	31.73%	(13.30)%

*Unaudited

**Per share amounts calculated using the average shares method

***The ratios presented were calculated using operating data for the six-month period from November 1, 2024 to April 30, 2025.

The accompanying notes are an integral part of these financial highlights.

24

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2025 (UNAUDITED)

NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the “Series”) is a series within the Bullfinch Fund, Inc. (the “Fund”), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company. The Fund offers two series of common stock. In addition to the Greater Western New York Series, the Fund also offers the Unrestricted Series.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The investment adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Series follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair Value Measurements – FASB ASC 820-10, Fair Value Measurement, establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the valuation methodologies used for assets measured at fair value:

Cash & Cash Equivalents- Cash consists of amounts deposited in a bank sweep account that is federally insured and a money market fund that is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50, Fair Value Measurement. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

ASSETS AT FAIR VALUE AS OF: 4/30/25
LEVEL 1
COMMON STOCKS	$2,316,828
CASH & CASH EQUIVALENTS	492,664
TOTALS BY LEVEL	$2,809,492

In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the U.S Securities and Exchange Commission or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the investment adviser. In performing its fair value pricing, the investment adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the investment adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Series Allocations - Most expenses of the fund are either separately billed to each series or allocated under the Board of Directors approved allocation of expenses.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Management has reviewed all open tax years and major tax jurisdictions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed or expected to be taken on a tax return. The Series’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitation which is generally three years after the filing of the tax return.

Distributions to Shareholders - The Series distributes to its shareholders any ordinary income and net realized capital gains at least once each year. The amount of such distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders of ordinary income from dividends are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of the Series during the 6 months ended April 30, 2025 and during the year ended October 31, 2024 was as follows:

The Series made a distribution of its ordinary income of $16,523 to its shareholders on December 27, 2024 in the form of stock dividends equal to 613.561 shares of stock. The Series made a distribution of its ordinary income of $17,382 to its shareholders on December 26, 2023 in the form of stock dividends equal to 695.553 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Series may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

Subsequent Events - In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

25

NOTE C – INVESTMENTS

For the six months ended April 30, 2025, the Series purchased $0 of common stock. During the same period, the Series redeemed $0 of common stock.

At April 30, 2025, the tax basis components of unrealized appreciation were as follows: the gross unrealized appreciation for all securities totaled $1,396,148 and the gross unrealized depreciation for all securities totaled $41,151, or a net unrealized appreciation of $1,354,997. The aggregate cost of securities for federal income tax purposes at April 30, 2025 was $961,831.

NOTE D – RELATED PARTY TRANSACTIONS

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund’s board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund’s board of directors, is responsible for the day-to-day management of the Fund’s portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees are reduced by any sub-transfer agent fees incurred by the Fund. Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the six months ended April 30, 2025, the Fund paid investment adviser fees of $15,733.

As of April 30, 2025, the Fund had $2,462 included in liabilities, as owed to Carosa Stanton Asset Management, LLC.

As of April 30, 2025, three of the Series’ shareholders of record owned 50% of the outstanding shares. The Series may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Series in the same manner as a high volume of redemption requests. Significant shareholder purchases and redemptions may adversely impact the Series portfolio management and may cause the Series to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Series’ transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Series to perform differently than intended.

Certain officers of the Fund are also officers of Carosa Stanton Asset Management.

NOTE E – REMUNERATION OF DIRECTORS

The Directors are paid a fee of $50 per quarter. They may be reimbursed for travel expenses.

NOTE F – COMMITMENTS AND CONTINGENCIES

The Series indemnifies the Fund’s officers and the Board of Directors for certain liabilities that might arise from their performance of their duties to the Series. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience, the Fund expects the risk of loss to be remote.

NOTE G - RISKS AND UNCERTAINTIES

In the normal course of business, the Series invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the valuation of Series of the Fund.

NOTE H - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. These shares are issued under either of the two series of the Fund. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

	Shares	Amount

Balance at October 31, 2023	105,845.449	$1,591,292

Shares sold during 2024	1,437.512	37,242
Shares redeemed during 2024	(779.505)	(19,889)
Reinvestment of Distributions, December 26, 2023	695.553	17,382
Balance at October 31, 2024	107,199.009	$1,626,027

Shares sold during period	2,227.329	60,191
Shares redeemed during period	(820.155)	(23,384)
Reinvestment of Distributions, December 27, 2024	613.561	16,523
Balance at April 30, 2025	109,219.744	$1,679,357

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13. Portfolio Managers of Closed-End Funds. Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a) Disclosure Controls & Procedures. The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CERT. Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund

By:	/s/ Christopher Carosa
Christopher Carosa
President (Principal Executive Officer and Principal Financial Officer)

Date: June 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Carosa
Christopher Carosa
President (Principal Executive Officer and Principal Financial Officer)

Date: June 30, 2025